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                                             March 10, 2003



VIA EDGAR LINK
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


         Re: Pruco Life Flexible Premium Variable Annuity Account (File No. 333-37728)


Dear Commissioners:

      On behalf of Pruco Life Insurance Company and the Pruco Life Flexible Premium Variable Annuity Account (the "Account"), we hereby submit pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the "Act"), that the Account's annual report for the period ending December 31, 2002 has been transmitted to contract owners in accordance with Rule 30e-2 under the Act.

      In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios: Evergreen Variable Annuity Trust - Evergreen VA Blue Chip Fund, Evergreen VA Capital Growth Fund, Evergreen VA Foundation Fund, Evergreen VA Global Leaders Fund, Evergreen VA Growth Fund, Evergreen VA Masters Fund, Evergreen VA Omega Fund, Evergreen VA Small Cap Value Fund; Janus Aspen Series-Growth Portfolio (Service Shares); The Prudential Series Fund, Inc.- Prudential Global Portfolio, Prudential Jennison Portfolio, Prudential Money Market Portfolio, Prudential Stock Index Portfolio, Prudential Equity Portfolio, Prudential Value Portfolio, SP Aggressive Growth Asset Allocation Portfolio, SP AIM Aggressive Growth Portfolio, SP AIM Core Equity Portfolio, SP Alliance Large Cap Growth Portfolio, SP Alliance Technology Portfolio, SP Balanced Asset Allocation Portfolio, SP Conservative Asset Allocation Portfolio, SP Davis Value Portfolio, SP Deutsche International Equity Portfolio, SP Growth Asset Allocation Portfolio, SP INVESCO Small Company Growth Portfolio, SP Jennison International Growth Portfolio, SP Large Cap Value Portfolio, SP MFS Capital Opportunities Portfolio, SP MFS Mid- Cap Growth Portfolio, SP PIMCO High Yield Portfolio, SP PIMCO Total Return Portfolio, SP Prudential U.S. Emerging Growth Portfolio, SP Small/Mid Cap Value Portfolio, SP Strategic Partners Focused Growth Portfolio.
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
1.   Filer/ Entity:      Evergreen Variable Annuity Trust - VA Blue Chip Fund
     Registration No.:   811-08716
     CIK No.             0000928754
     Accession No.:      0000936772-03-000082
     Date of Filing:     02/21/2003

2.   Filer/ Entity:      Evergreen Variable Annuity Trust - VA Capital Growth Fund
     Registration No.:   811-08716
     CIK No.             0000928754
     Accession No.:      0000936772-03-000059
     Date of Filing:     02/13/2003

3.   Filer/ Entity:      Evergreen Variable Annuity Trust - VA Foundation Fund
     Registration No.:   811-08716
     CIK No.             0000928754
     Accession No.:      0000936772-03-000080
     Date of Filing:     02/21/2003

4.   Filer/ Entity:      Evergreen Variable Annuity Trust - VA Global Leaders Fund
     Registration No.:   811-08716
     CIK No.             0000928754
     Accession No.:      0000936772-03-000084
     Date of Filing:     02/21/2003

5.   Filer/ Entity:      Evergreen Variable Annuity Trust - VA Growth Fund
     Registration No.:   811-08716
     CIK No.             0000928754
     Accession No.:      0000936772-03-000060
     Date of Filing:     02/13/2003

6.   Filer/ Entity:      Evergreen Variable Annuity Trust - VA Masters Fund
     Registration No.:   811-08716
     CIK No.             0000928754
     Accession No.:      0000936772-03-000103
     Date of Filing:     02/26/2003

7.   Filer/ Entity:      Evergreen Variable Annuity Trust - VA Omega Fund
     Registration No.:   811-08716
     CIK No.             0000928754
     Accession No.:      0000936772-03-000064
     Date of Filing:     02/20/2003

8.   Filer/ Entity:      Evergreen Variable Annuity Trust - VA Small Cap Value Fund
     Registration No.:   811-08716
     CIK No.             0000928754
     Accession No.:      0000936772-03-000096
     Date of Filing:     02/25/2003

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
9.   Filer/ Entity:      Janus Aspen Series
     Registration No.:   811-07736
     CIK No.             0000906185
     Accession No.:      0001093801-03-000222
     Date of Filing:     02/21/2003

10.  Filer/Entity        The Prudential Series Fund, Inc.
     Registration No.:   811-03623
     CIK No.             0000711175
     Accession No.:      0000950109-03-001041
     Date of Filing:     03/04/2003

If you have any questions regarding this filing, please contact me at (973) 802-6997.

                                             Sincerely,

                                             C. Christopher Sprague
                                             Vice President, Corporate Counsel